Statement of Changes in Stockholders' Equity - USD ($)		Class A Common Stock [Member]	Class B	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Nov. 12, 2018
Balance, Shares at Nov. 12, 2018
Issuance of Class B common stock to Sponsor	[1]		$ 719	24,281		25,000
Issuance of Class B common stock to Sponsor, shares	[1]		7,187,500
Net Income (Loss) Attributable to Parent					(1,650)	(1,650)
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Balance at Dec. 31, 2018			$ 719	24,281	(1,650)	23,350
Balance, Shares at Dec. 31, 2018			7,187,500
Sale of 28,000,000 Units, net of underwriting discounts and offering costs		$ 2,800		264,067,038		264,069,838
Sale of 28,000,000 Units, net of underwriting discounts and offering costs, Shares		28,000,000
Sale of 5,066,667 Private Placement Warrants				7,600,000		7,600,000
Sale of 5,066,667 Private Placement Warrants, Shares
Forfeiture of 812,500 shares of Class B common stock by Sponsor			$ (81)	81
Forfeiture of 812,500 shares of Class B common stock by Sponsor, Shares			(812,500)
Issuance of Class B common stock to Anchor Investor			$ 81	2,745		2,826
Issuance of Class B common stock to Anchor Investor, Shares			812,500
Common stock subject to possible redemption		$ (2,697)		(269,709,513)		(269,712,210)
Common stock subject to possible redemption, Shares		(26,971,221)
Net Income (Loss) Attributable to Parent					3,016,201	3,016,201
Balance at Dec. 31, 2019		$ 103	$ 700	$ 1,984,651	$ 3,014,551	$ 5,000,005
Balance, Shares at Dec. 31, 2019		1,028,779	7,000,000

[1]	This number included up to 937,500 shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. On March 18, 2019, the underwriters elected to partially exercise their over-allotment option and, as a result, 187,500 shares were forfeited (see Note 5).